Property and Equipment, Net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
PROPERTY AND EQUIPMENT, NET [Abstract]
Electronic equipment		75,447	64,223
Furniture and office equipment		16,777	14,075
Leasehold improvements		25,769	14,361
Motor vehicles		1,494	1,494
Less: accumulated depreciation		(73,216)	(61,154)
Net book value	7,459	46,271	32,999
Depreciation expenses	2,960	18,364	14,902	11,114
Loss from disposal of property and equipment		104	160	197